Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
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Accounts Payable and Accrued Liabilities
NOTE 16. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

December 31,	2022	2021

Accounts payable and accrued liabilities	$610,579	$234,212

Accrued dividend payable	3,093	2,242

Cash-settled share-based payments	13,477	4,293

Total accounts payable and accrued liabilities	$627,149	$240,747